Financial risk management, objectives and policies, Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 500,921	$ 492,972
Interest rate swaps	(1,593)
Total	499,327	492,972
2025/2026 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	65,167	106,976
Interest rate swaps	(612)
Total	64,555	106,976
2026/2027 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	114,097	75,210
Interest rate swaps	(542)
Total	113,554	75,210
2027/2028 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	73,901	93,077
Interest rate swaps	(439)
Total	73,462	93,077
2028/2029 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	183,435	63,003
Interest rate swaps	0
Total	183,435	63,003
2029/2030 [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	10,760	154,706
Interest rate swaps	0
Total	10,760	154,706
Thereafter [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	53,561	0
Interest rate swaps	0
Total	$ 53,561	$ 0